Investment Securities (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investment Securities Available-for-Sale and Held-to-Maturity	The amortized cost, gross unrealized holding gains and losses, and fair value of held-to-maturity
and
available-for-sale
investment securities at December 31 were as follows:

	2021				2020
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Held-to-maturity
Residential agency mortgage-backed securities	$41,858	$2	$(48)	$41,812	$–	$–	$–	$–
Total held-to-maturity	$41,858	$2	$(48)	$41,812	$–	$–	$–	$–
Available-for-sale
U.S. Treasury and agencies	$36,648	$205	$(244)	$36,609	$21,954	$462	$(25)	$22,391
Mortgage-backed securities
Residential agency	76,761	665	(347)	77,079	98,031	1,950	(13)	99,968
Commercial agency	8,633	53	(201)	8,485	5,251	170	(15)	5,406
Asset-backed securities	62	4	–	66	200	5	–	205
Obligations of state and political subdivisions	10,130	607	(20)	10,717	8,166	695	–	8,861
Other	7	–	–	7	9	–	–	9
Total available-for-sale	$132,241	$1,534	$(812)	$132,963	$133,611	$3,282	$(53)	$136,840

Amount of Interest Income from Taxable and Non-Taxable Investment Securities
The following table provides information about the amount of interest income from taxable and non-taxable
investment securities:

Year Ended December 31 (Dollars in Millions)	2021	2020	2019
Taxable	$2,103	$2,201	$2,680
Non-taxable	262	227	213
Total interest income from investment securities	$2,365	$2,428	$2,893

Amount of Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities
The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale
investment securities:

Year Ended December 31 (Dollars in Millions)	2021	2020	2019
Realized gains	$122	$200	$99
Realized losses	(19)	(23)	(26)
Net realized gains	$103	$177	$73
Income tax on net realized gains	$26	$45	$18

Gross Unrealized Losses and Fair Value of Company's Investment Securities	The following table shows the gross unrealized losses and fair value of the Company’s available-for-sale
investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2021:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury and agencies	$11,445	$(100)	$2,879	$(144)	$14,324	$(244)
Residential agency mortgage-backed securities	39,720	(342)	263	(5)	39,983	(347)
Commercial agency mortgage-backed securities	4,463	(104)	1,764	(97)	6,227	(201)
Asset-backed securities	–	–	2	–	2	–
Obligations of state and political subdivisions	1,500	(20)	–	–	1,500	(20)
Other	6	–	–	–	6	–
Total investment securities	$57,134	$(566)	$4,908	$(246)	$62,042	$(812)

Investment Securities
The following table provides information about the amortized cost, fair value and yield by maturity date of the investment securities outstanding at December 31, 2021:

(Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield (e)

Held-to-maturity
Mortgage-Backed Securities (a)
Maturing in one year or less	$–	$–	–	–%
Maturing after one year through five years	2	2	4.8	1.69
Maturing after five years through ten years	41,856	41,810	7.4	1.45
Maturing after ten years	–	–	–	–

Total	$41,858	$41,812	7.4	1.45%

Total held-to-maturity	$41,858	$41,812	7.4	1.45%

Available-for-sale
U.S. Treasury and Agencies
Maturing in one year or less	$2,724	$2,744	.6	1.91%
Maturing after one year through five years	8,400	8,483	2.9	1.52
Maturing after five years through ten years	22,469	22,378	8.1	1.44
Maturing after ten years	3,055	3,004	12.0	1.99

Total	$36,648	$36,609	6.7	1.54%

Mortgage-Backed Securities (a)
Maturing in one year or less	$104	$104	.7	2.02%
Maturing after one year through five years	42,711	43,267	3.6	1.47
Maturing after five years through ten years	42,560	42,174	6.3	1.70
Maturing after ten years	19	19	12.4	1.24

Total	$85,394	$85,564	4.9	1.58%

Asset-Backed Securities (a)
Maturing in one year or less	$–	$–	.5	2.69%
Maturing after one year through five years	3	4	2.6	1.62
Maturing after five years through ten years	59	61	5.3	1.52
Maturing after ten years	–	1	12.9	2.41

Total	$62	$66	5.2	1.53%

Obligations of State and Political Subdivisions (b) (c)
Maturing in one year or less	$393	$398	.5	4.30%
Maturing after one year through five years	2,954	3,178	4.1	4.25
Maturing after five years through ten years	6,217	6,579	7.2	3.45
Maturing after ten years	566	562	17.7	2.58

Total	$10,130	$10,717	6.6	3.67%

Other
Maturing in one year or less	$–	$–	–	–%
Maturing after one year through five years	7	7	3.4	2.07
Maturing after five years through ten years	–	–	–	–
Maturing after ten years	–	–	–	–

Total	$7	$7	3.4	2.07%

Total available-for-sale (d)	$132,241	$132,963	5.5	1.73%
(a)	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
(b)
Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, and yield to maturity if the security is purchased at par or a discount.

(c)
Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.

(d)	The weighted-average maturity of total available-for-sale investment securities was 3.4 years at December 31, 2020, with a corresponding weighted-average yield of 1.61 percent.
(e)
Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis based on a federal income tax rate of 21 percent. Yields on investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale
to
held-to-maturity.